Remuneration System for the Management Board and Employees of the Group - Summary of Development of Stock Options (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares
Development of Stock Options [Line Items]
Exercised Stock Options	3,950
Exercisable stock options	72,650
Two Thousand Seventeen Stock Option Plan [Member]
Development of Stock Options [Line Items]
Outstanding	68,305	72,650
Additions	0
Exercised Stock Options	4,345
Forfeitures	0
Expired	0
Exercisable stock options	68,305
April 2018 stock option plan [member]
Development of Stock Options [Line Items]
Outstanding	63,146	64,255
Additions	0
Exercised Stock Options	0
Forfeitures	1,109
Expired	0
Exercisable stock options	0
Weighted-average Price | € / shares	€ 81.04
April 2019 stock option plan [Member]
Development of Stock Options [Line Items]
Outstanding	69,671	73,183
Additions	0
Exercised Stock Options	0
Forfeitures	3,512
Expired	0
Exercisable stock options	0
Weighted-average Price | € / shares	€ 87.86
October 2019 Stock Option Plan [Member]
Development of Stock Options [Line Items]
Outstanding	57,078	57,078
Additions	0
Exercised Stock Options	0
Forfeitures	0
Expired	0
Exercisable stock options	0
Weighted-average Price | € / shares	€ 106.16
2020 stock option plan [member]
Development of Stock Options [Line Items]
Outstanding	100,350	107,042
Additions	0
Exercised Stock Options	0
Forfeitures	6,692
Expired	0
Exercisable stock options	0
Weighted-average Price | € / shares	€ 93.66